Premises and Equipment (Minimum Obligation under Non-Cancelable Lease Agreement) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises and Equipment [Abstract]
2013	$ 1,007
2014	916
2015	725
2016	737
2017	663
Thereafter	3,912
Total	$ 7,960